Initial Public Offering (Tables)	12 Months Ended
Sep. 30, 2023
Arisz Acquisition Corp. [Member]
Initial Public Offering (Tables) [Line Items]
Schedule of Common Stock Reflected on the Balance Sheets	As of September 30, 2023 and 2022, the shares of common stock subject to possible redemption reflected on the balance sheets are reconciled in the following table.
Gross proceeds	$69,000,000
Less:
Proceeds allocated to Public Warrants	(6,658,288)
Proceeds allocated to Public Rights	(2,726,727)
Offering costs of Public Shares	(4,760,749)
Plus:
Remeasurement of carrying value to redemption value	14,563,839
Common stock subject to possible redemption at September 30, 2022	$69,418,074
Remeasurement of carrying value to redemption value	3,882,526
Redemption of Public Shares	(39,193,137)
Common stock subject to possible redemption at September 30, 2023	$34,107,463